ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Regulatory liabilities (Note 12)	$ 122	$ 51
Lease obligations (Note 22)	14	11
Nonrelated Party
Related Party Transaction [Line Items]
Accrued liabilities	776	630
Accounts payable	339	326
Unearned revenue	335	211
Accrued interest	178	148
Regulatory liabilities (Note 12)	122	51
Lease obligations (Note 22)	14	11
Environmental liabilities (Note 20)	11	38
Derivative liabilities (Note 17)	4	0
Total	$ 1,779	$ 1,415